Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Capital surplus (deficit) and others [member]	Hybrid bonds [member]	Retained earnings [member]	Reserves [member]	Attributable to owners [member]	Non-controlling interests [member]
Balance at Dec. 31, 2021	₩ 12,335,138	₩ 30,493	₩ (12,022,485)	₩ 398,759	₩ 22,437,341	₩ 735,238	₩ 11,579,346	₩ 755,792
Total comprehensive income (loss):
Profit for the year	947,831				912,400		912,400	35,431
Other comprehensive income (loss) (note 12,21,22,28,30)	(306,226)				32,798	(344,005)	(311,207)	4,981
Total comprehensive income	641,605				945,198	(344,005)	601,193	40,412
Transactions with owners:
Annual dividends (note 33)	(361,186)				(361,186)		(361,186)	0
Interim dividends (note 33)	(542,876)				(542,876)		(542,876)
Share option (note 26)	72,261		72,261				72,261	0
Interest on hybrid bonds (note 25)	(14,766)				(14,766)		(14,766)
Transactions of treasury shares (note 24)	(2,683)		(2,683)				(2,683)
Changes in ownership in subsidiaries, etc. (note 11)	27,703		(12,969)				(12,969)	40,672
Transactions with owners	(821,547)	0	56,609		(918,828)	0	(862,219)	40,672
Balance at Dec. 31, 2022	12,155,196	30,493	(11,965,876)	398,759	22,463,711	391,233	11,318,320	836,876
Total comprehensive income (loss):
Profit for the year	1,145,937				1,093,611		1,093,611	52,326
Other comprehensive income (loss) (note 12,21,22,28,30)	(23,967)				(16,809)	(4,017)	(20,826)	(3,141)
Total comprehensive income	1,121,970				1,076,802	(4,017)	1,072,785	49,185
Transactions with owners:
Annual dividends (note 33)	(231,524)				(180,967)		(180,967)	(50,557)
Interim dividends (note 33)	(542,282)				(542,282)		(542,282)
Share option (note 26)	17,620		7,157				7,157	10,463
Interest on hybrid bonds (note 25)	(17,283)				(17,283)		(17,283)
Redemption of hybrid bonds (note 25)	(400,000)		(1,241)	(398,759)			(400,000)
Issuance of hybrid bonds (note 25)	398,509			398,509			398,509
Transactions of treasury shares (note 24)	(265,120)		(265,120)				(265,120)
Changes in ownership in subsidiaries, etc. (note 11)	(8,687)		(2,073)				(2,073)	(6,614)
Transactions with owners	(1,048,767)	0	(261,277)	(250)	(740,532)	0	(1,002,059)	(46,708)
Balance at Dec. 31, 2023	12,228,399	30,493	(12,227,153)	398,509	22,799,981	387,216	11,389,046	839,353
Total comprehensive income (loss):
Profit for the year	1,387,095				1,250,155		1,250,155	136,940
Other comprehensive income (loss) (note 12,21,22,28,30)	160,776				(100,792)	259,727	158,935	1,841
Total comprehensive income	1,547,871				1,149,363	259,727	1,409,090	138,781
Transactions with owners:
Annual dividends (note 33)	(274,262)				(223,335)		(223,335)	(50,927)
Interim dividends (note 33)	(530,082)				(530,082)		(530,082)
Share option (note 26)	5,575		5,173				5,173	402
Interest on hybrid bonds (note 25)	(19,800)				(19,800)		(19,800)
Acquisition and disposal of treasury shares (note 24)	9,154		9,154				9,154
Retirement of treasury shares			200,000		(200,000)
Changes in consolidation scope	(902)							(902)
Changes in ownership in subsidiaries, etc. (note 11)	(1,138,319)		(340,619)				(340,619)	(797,700)
Transactions with owners	(1,948,636)	0	(126,292)	0	(973,217)	0	(1,099,509)	(849,127)
Balance at Dec. 31, 2024	₩ 11,827,634	₩ 30,493	₩ (12,353,445)	₩ 398,509	₩ 22,976,127	₩ 646,943	₩ 11,698,627	₩ 129,007